Revenue - Schedule of Disaggregation of Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	$ 11,434	$ 5,293
Switzerland [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	584	389
Europe, Middle East and Africa [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	3,309	818
North America [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	5,655	3,196
Asia Pacific [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	1,886	795
Latin America [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue		95
Semiconductors segment [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	8,603	4,825
Semiconductors segment [Member] | Switzerland [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	355	169
Semiconductors segment [Member] | Rest Of EMEA [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	1,413	683
Semiconductors segment [Member] | North America [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	4,953	3,083
Semiconductors segment [Member] | Asia Pacific [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	1,882	795
Semiconductors segment [Member] | Latin America [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue		95
ASIC segment [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	2,504
ASIC segment [Member] | Switzerland [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	111
ASIC segment [Member] | Europe, Middle East and Africa [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	1,782
ASIC segment [Member] | North America [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	607
ASIC segment [Member] | Asia Pacific [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	4
Non-reportable segments [Member]
Schedule of Contract Assets, Deferred Revenue and Contract Liability [Line Items]
Total revenue	$ 327	$ 468